Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Current tax expense (benefit) :
Federal	$84.6	$51.3	$(18.0)
State	(6.4)	(5.3)	(22.0)
Total current tax expense (benefit)	78.2	46.0	(40.0)
Deferred tax expense (benefit) :
Federal	(112.5)	(49.4)	213.0
State	1.8	(1.8)	2.0
Total deferred tax expense (benefit)	(110.7)	(51.2)	215.0
Total income tax expense (benefit)	$(32.5)	$(5.2)	$175.0

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$758.1	$606.0	$277.8
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	265.3	212.1	97.2
Tax effect of:
Valuation allowance	(86.6)	(48.3)	175.0
Dividend received deduction	(119.3)	(101.3)	(74.0)
Audit settlement	(4.1)	(4.3)	13.0
State tax expense (benefit)	5.9	(8.8)	17.0
Noncontrolling interest	(66.5)	(48.4)	(67.0)
Tax credits	(14.8)	(19.6)	(19.0)
Non-deductible expenses	(14.6)	14.2	32.0
Other	2.2	(0.8)	0.8
Income tax expense (benefit)	$(32.5)	$(5.2)	$175.0

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2013 and 2012, are presented below:

	2013	2012
Deferred tax assets
Federal and state loss carryforwards	$1,112.9	$1,154.9
Investments	3,379.2	1,811.1
Insurance reserves	499.3	1,967.1
Compensation and benefits	423.7	578.7
Other assets	399.4	182.7
Total gross assets before valuation allowance	5,814.5	5,694.5
Less: Valuation allowance	2,821.9	2,974.1
Assets, net of valuation allowance	2,992.6	2,720.4

Deferred tax liabilities
Net unrealized investment gains	(1,160.3)	(2,707.9)
Deferred policy acquisition costs	(1,596.4)	(1,045.3)
Other liabilities	(73.8)	(9.9)
Total gross liabilities	(2,830.5)	(3,763.1)
Net deferred income tax asset (liability)	$162.1	$(1,042.7)

The following table sets forth the federal, state and capital loss carryforwards for tax purposes as of December 31, 2013 and 2012:

	2013	2012
Federal net operating loss carryforward(1)	$2,871.5	$2,947.0
State net operating loss carryforward(1)	2,376.0	2,373.6
Federal tax capital loss carryforward(2)	88.3	123.4
Credit carryforward(3)	279.1	191.5
(1)  Expire between 2017 and 2033.
(2)  Expire between 2014 and 2018.
(3)  Expire between 2014 and 2033.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2013 and 2012, the Company had valuation allowances of $3.2 billion and $3.3 billion respectively, that were allocated to continuing operations, and $(354.1) and $(288.5) as of the end of each period that were allocated to other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2013, 2012 and 2011, the increases (decreases) in the valuation allowances were $(152.2), $99.1, and $(212.0), respectively. In 2013, 2012 and 2011, there were increases (decreases) of $(86.6), $99.1, and $175.0, respectively, in the valuation allowance that were allocated to operations and (decreases) of $(65.6), $0.0 and $(387.0), respectively, that were allocated to Other comprehensive income. With respect to the 2013 amount allocated to operations, the decrease of $(86.6) was due to positive evidence primarily the result of current year net income before income tax. With respect to the 2012 amount allocated to operations, there was a decrease of $(48.3) that impacted income tax expense as a reduction in the valuation allowance due to positive evidence primarily the result of net income before income tax, and the remainder consisted of a $147.4 increase in the valuation allowance that did not impact income tax expense, which was established against the Company's estimate of additional deferred tax assets based on the Company's 2011 tax return as filed. The 2011 amount allocated to operations was primarily the result of increasing negative evidence that caused a change in judgment regarding the ability to realize deferred tax assets.  For 2011, the Company concluded that the cumulative loss in recent years was significant negative evidence requiring the establishment of a valuation allowance. For 2013 and 2011, the valuation allowance allocated to Other comprehensive income was directly related to the appreciation of the Company's available-for-sale portfolio during those years and not due to changes in expectations of taxable income in future periods.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$61.1	$74.0	$197.0
Additions for tax positions related to current year	1.7	2.4	7.0
Additions for tax positions related to prior years	4.4	1.3	—
Reductions for tax positions related to prior years	(1.2)	(6.0)	(25.0)
Reductions for settlements with taxing authorities	—	—	(105.0)
Reductions for expiring statutes	(5.1)	(10.6)	—
Balance at end of period	$60.9	$61.1	$74.0

The Company had $16.1, $19.7, and $24.0 of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, which would affect the Company's effective rate if recognized.

Interest and Penalties

The Company recognizes interest expense and penalties, if applicable, related to unrecognized tax benefits in tax expense net of federal income tax. The total amounts of gross accrued interest and penalties on the Company's Consolidated Balance Sheets as of December 31, 2013 and 2012 were $6.2 and $5.9, respectively. The Company recognized gross interest (benefit) related to unrecognized tax in its Consolidated Statements of Operations of $0.3, $(17.3) and $(7.0) for the years ended December 31, 2013, 2012 and 2011, respectively.

Tax Regulatory Matters

During the first quarter 2013, the IRS completed its examination of the Company's returns through tax year 2011. The 2011 audit settlement did not have a material impact on the financial statements. The Company is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. The Company and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through 2014.

The Company does not expect any material changes to the unrecognized tax benefits within the next year.